Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Consolidation

(a) Basis of Consolidation

These consolidated financial statements include the accounts of the Corporation and all of its subsidiaries and partnerships, substantially all of which are wholly-owned. The financial statements of the subsidiaries are prepared for the same period as the parent entity, using consistent accounting policies. All significant intercompany balances and transactions and any unrealized gains and losses arising from intercompany transactions, have been eliminated.

Subsidiaries are entities controlled by the Corporation. Control exists when Precision has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. In assessing control, potential voting rights that currently are exercisable are considered. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Precision does not hold investments in any companies where it exerts significant influence and does not hold interests in any special-purpose entities.

The acquisition method is used to account for acquisitions of subsidiaries and assets that meet the definition of a business under IFRS. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the cost of acquisition over the fair value of the identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized immediately in the statement of earnings. Transaction costs, other than those associated with the issuance of debt or equity securities, that the Corporation incurs in connection with a business combination are expensed as incurred.

Cash and Cash Equivalents	(b) Cash and Cash Equivalents Cash and cash equivalents consist of cash and short-term investments with original maturities of three months or less.
Inventory

(c) Inventory

Inventory is primarily comprised of operating supplies and is carried at the lower of average cost, being the cost to acquire the inventory, and net realizable value. Inventory is charged to operating expenses as items are sold or consumed at the amount of the average cost of the item.

Property, Plant and Equipment

(d) Property, Plant and Equipment

Property, plant and equipment are carried at cost, less accumulated depreciation and any accumulated impairment losses.

Cost includes an expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and borrowing costs on qualifying assets.

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Corporation, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment (repair and maintenance) are recognized in profit or loss as incurred.

Property, plant, and equipment are depreciated as follows:

	Expected Life	Salvage Value	Basis of Depreciation
Drilling rig equipment:
– Power & Tubulars	5 years	–	straight-line
– Dynamic	10 years	–	straight-line
– Structural	20 years	10%	straight-line
Seasonal, stratification and turnkey drilling equipment	4 years	0 to 20%	straight-line
Service rig equipment	20 years	10%	straight-line
Drilling rig spare equipment	up to 15 years	–	straight-line
Service rig spare equipment	up to 15 years	–	straight-line
Rental equipment	10 to 15 years	0 to 25%	straight-line
Other equipment	3 to 10 years	–	straight-line
Light duty vehicles	4 years	–	straight-line
Heavy duty vehicles	7 to 10 years	–	straight-line
Buildings	10 to 20 years	–	straight-line

Property, plant and equipment are depreciated based on estimates of useful lives and salvage values. These estimates consider data and information from various sources including vendors, industry practice, and Precision’s own historical experience and may change as more experience is gained, market conditions shift, or technological advancements are made.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal to the carrying amount of property, plant and equipment, and are recognized in the consolidated statements of loss.

Determination of which parts of the drilling rig equipment represent significant cost relative to the entire rig and identifying the consumption patterns along with the useful lives of these significant parts, are matters of judgment. This determination can be complex and subject to differing interpretations and views, particularly when rig equipment comprises individual components for which different depreciation methods or rates are appropriate.

The estimated useful lives, residual values and methods of depreciation are reviewed annually, and adjusted prospectively if appropriate.

Intangibles

(e) Intangibles

Intangible assets that are acquired by the Corporation with finite lives are initially recorded at estimated fair value and subsequently measured at cost less accumulated amortization and any accumulated impairment losses.

Subsequent expenditures are capitalized only when they increase the future economic benefits of the specific asset to which they relate.

Intangible assets are amortized based on estimates of useful lives. These estimates consider data and information from various sources including vendors and Precision’s own historical experience and may change as more experience is gained or technological advancements are made.

Amortization is recognized in profit and loss using the straight-line method over the estimated useful lives of the respective assets.

The estimated useful lives and methods of amortization are reviewed annually and adjusted prospectively if appropriate.

Goodwill

(f) Goodwill

Goodwill is the amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, attributed to the cash generating unit (CGU) or groups of cash generating units that are expected to benefit and as identified in the business combination.

Impairment: Financial Assets

i) Financial Assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is tested for impairment if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

Objective evidence that financial assets are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Corporation on terms that the Corporation would not consider otherwise, and indications that a debtor will enter bankruptcy. Precision considers evidence of impairment for receivables at both a specific asset and collective level. All individually significant receivables are assessed for specific impairment. All significant receivables found not to be specifically impaired are then collectively assessed for impairment by grouping together receivables with similar risk characteristics.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate.

Individually significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics.

All impairment losses are recognized in profit or loss.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost the reversal is recognized in profit or loss.

Impairment: Non-Financial Assets

ii) Non-Financial Assets

The carrying amounts of the Corporation’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Judgement is required when evaluating whether a CGU has indications of impairment. For CGUs that contain goodwill and other intangible assets that have indefinite lives or that are not yet available for use, an impairment test is, at a minimum, completed annually as of December 31.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit). Judgment is required in the aggregation of assets into CGUs.

The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Value in use is generally computed by reference to the present value of the future cash flows expected to be derived from the cash generating unit.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Borrowing Costs

(h) Borrowing Costs

Interest and borrowing costs that are directly attributable to the acquisition, construction or production of assets that take a substantial period of time to prepare for their intended use are capitalized as part of the cost of those assets. Capitalization ceases during any extended period of suspension of construction or when substantially all activities necessary to prepare the asset for its intended use are complete.

All other interest and borrowing costs are recognized in earnings in the period in which they are incurred.

Income Taxes

(i) Income Taxes

Income tax expense is recognized in net earnings except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable or receivable on the taxable earnings or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in net earnings in the period that includes the date of enactment or substantive enactment. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities that are expected to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company is subject to taxation in numerous jurisdictions. Uncertainties exist with respect to the interpretation of complex tax regulations and requires significant judgement. Differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income and expense already recorded. The Corporation establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority.

Revenue Recognition

(j) Revenue Recognition

The Corporation’s services are generally sold based on service orders or contracts with a customer that include fixed or determinable prices based on daily, hourly or job rates. Customer contract terms do not include provisions for significant post-service delivery obligations. Revenue is recognized when services and equipment rentals are rendered and only when collectability is reasonably assured. The Corporation also provides services under turnkey contracts whereby it drills a well to an agreed upon depth under specified conditions for a fixed price, regardless of the time required or the problems encountered in drilling the well. Revenue from turnkey drilling contracts is recognized using the percentage-of-completion method based on costs incurred to date and estimated total contract costs. Anticipated losses, if any, on uncompleted contracts are recorded at the time the estimated costs exceed the contract revenue.

Employee Benefit Plans

(k) Employee Benefit Plans

Precision sponsors various defined contribution retirement plans for its employees. The Corporation’s contributions to defined contribution plans are expensed as employees earn the entitlement.

Provisions

(l) Provisions

Provisions are recognized when the Corporation has a present obligation (legal or constructive) as a result of a past event, when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

Share Based Incentive Compensation Plans

(m) Share Based Incentive Compensation Plans

The Corporation has established several cash-settled share based incentive compensation plans for non-management directors, officers, and other eligible employees. As estimated by management, the fair values of the amounts payable to eligible participants under these plans are recognized as an expense with a corresponding increase in liabilities over the period that the participants become unconditionally entitled to payment. The recorded liability is re-measured at the end of each reporting period until settlement with the resultant change to the fair value of the liability recognized in net earnings for the period. When the plans are settled, the cash paid reduces the outstanding liability.

The Corporation has implemented an employee share purchase plan that allows eligible employees to purchase common shares through payroll deductions. Under this plan, contributions made by employees are matched to a specific percentage by the Corporation. The contributions made by the Corporation are expensed as incurred.

Prior to January 1, 2012, the Corporation had an equity-settled deferred share unit plan whereby non-management directors of Precision could elect to receive all or a portion of their compensation in fully-vested deferred share units. Compensation expense was recognized based on the fair value price of the Corporation’s shares at the date of grant with a corresponding increase to contributed surplus. Upon redemption of the deferred share units into common shares, the amount previously recognized in contributed surplus is recorded as an increase to shareholders’ capital. The Corporation continues to have obligations under this plan.

A share option plan has been established for certain eligible employees. Under this plan, the fair value of share purchase options is calculated at the date of grant using the Black-Scholes option pricing model, and that value is recorded as compensation expense over the grant’s vesting period with an offsetting credit to contributed surplus. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of options that vest. Upon exercise of the equity purchase option, the associated amount is reclassified from contributed surplus to shareholders’ capital. Consideration paid by employees upon exercise of the equity purchase options is credited to shareholders’ capital.

Foreign Currency Translation

(n) Foreign Currency Translation

Transactions of the Corporation’s individual entities are recorded in the currency of the primary economic environment in which it operates (its functional currency). Transactions in currencies other than the entities’ functional currency are translated at rates in effect at the time of the transaction. At each period end, monetary assets and liabilities are translated at the prevailing period-end rates. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Gains and losses are included in net earnings except for gains and losses on translation of long-term debt designated as a hedge of foreign operations, which are deferred and included in other comprehensive income.

For the purpose of preparing the Corporation’s consolidated financial statements, the financial statements of each foreign operation that does not have a Canadian dollar functional currency are translated into Canadian dollars. Assets and liabilities are translated at exchange rates in effect at the period end date. Revenues and expenses are translated using average exchange rates for the month of the respective transaction. Gains or losses resulting from these translation adjustments are recognized initially in other comprehensive income and reclassified from equity to net earnings on disposal or partial disposal of the foreign operation.

Per Share Amounts

(o) Per Share Amounts

Basic per share amounts are calculated using the weighted average number of shares outstanding during the period. Diluted per share amounts are calculated by using the treasury stock method for equity based compensation arrangements. The treasury stock method assumes that any proceeds obtained on exercise of equity based compensation arrangements would be used to purchase common shares at the average market price during the period. The weighted average number of shares outstanding is then adjusted by the difference between the number of shares issued from the exercise of equity based compensation arrangements and shares repurchased from the related proceeds.

Financial Instruments

(p) Financial Instruments

i) Non-Derivative Financial Instruments:

Financial assets are classified as either fair value through profit and loss, loans and receivables, held to maturity or available for sale. Financial liabilities are classified as either fair value through profit and loss or other financial liabilities. Non-derivative financial instruments are recognized initially at fair value plus, for instruments not at fair value through profit or loss, any directly attributable transaction costs. Transaction costs attributable to fair value through profit or loss items are expensed as incurred. Subsequent to initial recognition, non-derivative financial instruments are measured based on their classification.

Accounts receivable are classified as loans and receivables. After their initial fair value measurement, they are measured at amortized cost using the effective interest rate method. For the Corporation, the measured amount generally corresponds to historical cost.

Accounts payable and accrued liabilities and long-term debt are classified as other financial liabilities. After their initial fair value measurement, they are measured at amortized cost using the effective interest rate method. For the Corporation, the measured amount generally corresponds to historical cost.

ii) Derivative Financial Instruments:

The Corporation may enter into certain financial derivative contracts in order to manage the exposure to market risks from fluctuations in interest rates or exchange rates. These instruments are not used for trading or speculative purposes. Precision has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers certain financial contracts to be economic hedges. As a result, financial derivative contracts are classified as fair value through profit or loss and are recorded on the statement of financial position at estimated fair value. Transaction costs are recognized in profit or loss when incurred.

Derivatives embedded in other instruments or host contracts are separated from the host contract and accounted for separately when their economic characteristics and risks are not closely related to the host contract. Embedded derivatives are recorded on the statement of financial position at estimated fair value and changes in the fair value are recognized in earnings.

Hedge Accounting

(q) Hedge Accounting

The Corporation utilizes foreign currency long-term debt to hedge its exposure to changes in the carrying values of the Corporation’s net investment in certain foreign operations as a result of changes in foreign exchange rates.

To be accounted for as a hedge, the foreign currency long-term debt must be designated and documented as a hedge and must be effective at inception and on an ongoing basis. The documentation defines the relationship between the foreign currency long-term debt and the net investment in the foreign operations, as well as the Corporation’s risk management objective and strategy for undertaking the hedging transaction. The Corporation formally assesses, both at inception and on an ongoing basis, whether the changes in fair value of the foreign currency long-term debt is highly effective in offsetting changes in fair value of the net investment in the foreign operations. The portion of gains or losses on the hedging item that is determined to be an effective hedge is recognized in other comprehensive income, net of tax, and is limited to the translation gain or loss on the net investment, while the ineffective portion is recorded in earnings. If the hedging relationship is terminated or ceases to be effective, hedge accounting is not applied to subsequent gains or losses. The amounts recognized in other comprehensive income are reclassified to net earnings when corresponding exchange gains or losses arising from the translation of the foreign operation are recorded in net earnings.

Critical Accounting Assumptions and Estimates

(r) Critical Accounting Assumptions and Estimates

i) Impairment of Long-Lived Assets

When indications of impairment exist within a CGU, a recoverable amount is determined and requires assumptions to estimate future discounted cash flows. These estimates and assumptions include future drilling activity, margins and market conditions over the long-term life of the CGU. In selecting a discount rate, we use observable market data inputs to develop a rate that we believe approximates the discount rate from market participants.

Although we believe the estimates are reasonable and consistent with current conditions, internal planning, and expected future operations, such estimations are subject to significant uncertainty and judgment.

ii) Income taxes

Significant estimation and assumptions are required in determining the provision for income taxes. The recognition of deferred tax assets in respect of deductible temporary differences and unused tax losses and credits is based on the Corporation’s estimation of future taxable profit against which these differences, losses and credits may be used. The assessment is based upon existing tax laws and estimates of the Corporation’s future taxable income. These estimates   may be materially different from the actual final tax return in future periods.

Amendments to Accounting Standards Adopted January 1, 2017

(s) Amendments to Accounting Standards Adopted January 1, 2017

The Corporation has applied the following mandatorily effective amendments to IFRSs in the current year. Outside of additional disclosure requirements, these amendments had no impact on the amounts recorded in the Corporation’s financial statements.

i) Amendments to IAS 7 Disclosure Initiative

These amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes.

Precision’s liabilities arising from financing activities consist entirely of long-term debt. A reconciliation between opening and closing balances of long-term debt has been provided in Note 11. Consistent with the transition provisions of the amendments, Precision has not disclosed comparative information for the prior year.

ii) Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses

These amendments clarify how an entity should evaluate whether there will be sufficient future taxable profits against which it can utilize a deductible temporary difference.

The application of these amendments has had no impact on the consolidated financial statements as the Corporation already assesses the sufficiency of future taxable profits in a way that is consistent with these amendments.

Accounting Standards, Interpretations and Amendments to Existing Standards not yet Effective

(t) Accounting Standards, Interpretations and Amendments to Existing Standards not yet Effective

i) IFRS 9, Financial Instruments

Effective for annual periods beginning on or after January 1, 2018, IFRS 9 replaces IAS 39 Financial Instruments, Recognition and Measurement. IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income and fair value through profit or loss. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and the characteristics of its contractual cash flows. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset under the standard are never separated. Instead the hybrid financial instrument as a whole is assessed for classification.

For Precision, accounts receivable will continue to be classified and measured at amortized cost. Accounts payable and accrued liabilities and long-term debt will also continue to be classified and measured at amortized cost.

Impairment

IFRS 9 replaces the incurred loss model of IAS 39 with an expected credit loss model. The loss allowance to be recorded against trade receivables is measured as the lifetime expected credit losses. As the Corporation has very short credit periods for trade receivables, it does not expect it a material adjustment to its allowance for credit losses.

Hedge accounting

IFRS 9 requires entities to ensure its hedge accounting relationships align with its risk management objectives and strategies and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness. This may allow for more types of instruments and risk components to qualify for hedge accounting.

Precision does not expect the application of the hedge accounting requirements under IFRS 9 to have a material impact on the consolidated financial statements.

IFRS 9 also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Corporation’s disclosures about its financial instruments. The Corporation is drafting the relevant disclosures to reflect the requirements of the new standard.

ii) IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a single comprehensive model to address how and when to recognize revenue as well as requiring entities to provide users of financial statements with more informative, relevant disclosures in order to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. It replaces existing revenue recognition guidance including IAS 18 Revenue and IAS 11 Construction Contracts.

The standard provides a principle based five-step model to be applied to all contracts with customers. This five-step model involves identifying the contract(s) with a customer; identifying the performance obligations in the contract; determining the transaction price; allocating the transaction price to the performance obligations in the contract; and recognizing revenue when (or as) the entity satisfies a performance obligation.

Application of this new standard is mandatory for annual reporting periods beginning on or after January 1, 2018.

There are two methods by which the new guidance can be adopted: (1) a full retrospective approach with a restatement of all prior periods presented, or (2) a modified retrospective approach with a cumulative-effect adjustment recognized in retained earnings as of the date of adoption. Precision plans to adopt IFRS 15 using the modified retrospective method whereby the cumulative impact of adopting the standard will be recognized in retained earnings as at January 1, 2018 and the comparative periods will not be restated.

The Corporation has assessed the estimated impact that the initial application of IFRS 15 will have on its consolidated financial statements. Precision’s evaluation of the new standard included the identification of accounting and disclosure gaps specific to the individual revenue streams of the Corporation, and mapping of its processes to determine whether changes were required to policies, procedures, and controls.

Precision recognizes revenue from the following major sources:

Contract Drilling Services

The Corporation contracts individual drilling rig packages, including crews and support equipment, to its customers.  Depending on the customer’s drilling program, contracts may be for a single well, multiple wells or a fixed term. Precision expects that revenue recognition on these contracts under IFRS 15 will be materially the same as revenue recognition under the existing standard. Revenue from contract drilling services will be recognized over time from spud to rig release, on a daily basis. Operating days are measured through the use of industry standard tour sheets that document the daily activity of the rig. Revenue will be recognized at the applicable average day rate for each well, based on rates specified in each contract.

The Corporation also provides services under turnkey contracts, whereby Precision is required to drill a well to an agreed upon depth under specified conditions for a fixed price, regardless of the time required or the problems encountered in drilling the well. Revenue from turnkey drilling contracts is recognized over time using the input method based on costs incurred to date in relation to estimated total contract costs, as that most accurately depicts the Corporation’s performance. As this method is permitted under the new standard, the Corporation will continue in its application, and does not expect this to have a significant impact, if any, on its cumulative-effect adjustment.

The Corporation also provides directional drilling services, which include the provision of directional drilling equipment, tools and personnel to the wellsite, and performance of daily directional drilling services. Precision expects that revenue recognition on these contracts under IFRS 15 will be materially the same as revenue recognition under the existing standard. Directional drilling revenue will be recognized over time, upon the daily completion of operating activities. Operating days are to be measured through the use of daily tour sheets. Revenue will be recognized at the applicable day rate, as stipulated in the directional drilling contract.

Completion and Production Services

The Corporation provides a variety of well completion and production services including well servicing and snubbing.  In general, service rigs do not involve long-term contracts or penalties for termination. Precision expects that revenue recognition on these contracts under IFRS 15 will be materially the same as revenue recognition under the existing standard. Revenue will be recognized daily. Operating days are measured through daily tour sheets and field tickets. Revenue will be recognized at the applicable daily or hourly rate, as stipulated in the contract.

The Corporation also offers a variety of oilfield equipment for rental to its customers. Precision expects that revenue recognition on these contracts under IFRS 15 will be materially the same as revenue recognition under the existing standard. Rental revenue will be recognized daily.  Rental days are measured through field tickets.  Revenue will be recognized at the applicable daily rate, as stipulated in the contract.

Based on its detailed assessment, the Corporation does not expect the application of IFRS 15 to result in a material impact to its consolidated financial statements.  The actual impact of adopting the standard at January 1, 2018 may differ as the accounting policies are subject to change until the Corporation presents its first interim financial statements that include the date of initial application.

As a result of the adoption of the new standard, the Corporation will be required to include significant disclosures in the financial statements based on the prescribed requirements. These new disclosures will include information regarding the significant judgments used in evaluating how and when revenues are recognized and information related to contract assets and deferred revenues. In addition, IFRS 15 requires that the Corporation’s revenue recognition policy disclosure includes additional detail regarding the various performance obligations and the nature, amount, timing, and estimates of revenues and cash flows generated from contracts with customers. The Corporation is drafting the relevant disclosures to reflect the requirements of the new standard.

iii) IFRS 16, Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. It replaces existing lease guidance including IAS 17 Leases and IFRIC 4 Determining whether an Arrangement Contains a Lease. The new standard is effective for annual periods beginning on or after January 1, 2019.

IFRS 16 brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. A right-of-use asset and a corresponding liability will be recognized for all leases by the lessee except for short-term leases and leases of low value assets.

The Corporation’s initial assessment indicates that many of the operating lease arrangements identified in Note 18 will meet the definition of a lease under IFRS 16 and thus be recognized in the statement of financial position as a right-of-use asset with a corresponding liability. In addition, the nature of expenses related to these arrangements will change as the current presentation of operating lease expense will be replaced with a depreciation charge for the right-of use asset and interest expense on the lease liabilities. As well, the classification of cash flows will be impacted as the current presentation of operating lease payments as operating cash flows will be split into financing (principal portion) and operating (interest portion) cash flows under IFRS 16.

Lessor accounting will not significantly change under the new standard. However, some differences may arise upon adoption of IFRS 16 as a result of new guidance on the definition of a lease. Under IFRS 16 a contract is, or contains a lease if the contract conveys control of the use of an identified asset for a period of time in exchange for some form of consideration. Precision is assessing whether this new guidance will impact the treatment of its drilling rigs under long-term contracts.

Extensive disclosures will also be required under IFRS 16.

Precision plans to apply IFRS 16 initially on January 1, 2019 using the cumulative effect method whereby the cumulative impact of adopting the standard will be recognized in retained earnings as at January 1, 2019 and the comparative periods will not be restated.

iv) IFRIC 23, Uncertainty over Income Tax Treatments

IFRIC 23 clarifies the accounting for uncertainties in income taxes. The interpretation requires the entity to use the most likely amount or the expected value of the tax treatment if it concludes that it is not probable that a particular tax treatment will be accepted. It requires an entity is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.

IFRIC 23 is effective for annual reporting periods beginning on or after 1 January 2019. Earlier application is permitted. The requirements are applied by recognizing the cumulative effect of initially applying them in retained earnings, or in other appropriate components of equity, at the start of the reporting period in which an entity first applies them, without adjusting comparative information. Full retrospective application is permitted, if an entity can do so without using hindsight. The Corporation has yet to determine the impact this standard will have on its consolidated financial statements.